CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603


                                November 16, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


        Re:          First Trust Exchange-Traded Fund II


Ladies and Gentlemen:

         On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 25 and under the Investment Company Act of 1940, as amended, Amendment No. 28 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become immediately effective upon its filing.

         We believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           ------------------------------
                                           Morrison C. Warren

Enclosures
 cc:   W. Scott Jardine
       Eric F. Fess